4. Related Party Transactions	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
Notes
4. Related Party Transactions

4. Related Party Transactions

As at October 31, 2016, the Company owed $23,973 (April 30, 2016 - $62,486) to the President and Director of the Company for financing of day-to-day expenditures incurred on behalf of the Company. The amount owing is unsecured, non-interest bearing, and due on demand

NOTE 4.  Related Party Transactions

a) During the year ended April 31, 2016, the Company incurred $nil (2015 - $27,065) of management fees to the former President and Director of the Company. During the year ended April 30, 2015, the amount owing of $78,835 owing for accrued management fees and financing of day-to-day expenditures incurred on behalf of the Company was forgiven and included in additional paid-in capital.

b) During the year ended April 30, 2016, the Company issued 10,000,000 (2015 –375,000) common shares with a fair value of $100,000 (2015 - $97,500) to the President and Director of the Company.

c) As at April 30, 2016, the Company owed $nil (2014 - $499) of professional fees paid on its behalf by the former Secretary and Treasurer of the Company, which is included in accounts payable and accrued liabilities.

d) As at April 30, 2016, the Company owed $41,197 (2015 - $19,155) and $21,289 (Cdn$ - $26,715) (2015 - $8,769; Cdn$10,625) to the President and Director of the Company for financing of day-to-day expenditures incurred on behalf of the Company. The amount owing is unsecured, non-interest bearing, and due on demand.

e) As at April 30, 2016, the Company owed $nil (2015 - $9,000) to the former Secretary and Treasurer of the Company in accrued compensation.